Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

5. Cash and cash equivalents

	As of	As of
	December 31, 2025	December 31, 2024
Cash on hand and petty cash	$3,517	$1,980
Checking accounts and demand deposits	94,152	647,126
	$97,669	$649,106

The following table sets forth the breakdown of cash and cash equivalents by original currency as of December 31, 2025 and 2024:

	As of	As of
	December 31, 2025	December 31, 2024
Original currency
NTD	$49,913	$292,335
EUR	1,452	1,394
USD	36,170	344,169
RMB	10,134	11,208
	$97,669	$649,106

Notes:

a) The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b) No cash and cash equivalents of the Group were pledged.